Guarantor Subsidiaries (Consolidating Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 369,424	$ 294,741	$ 74,322	$ 57,373	$ 36,887	$ 56,714
Accounts receivable - trade, less allowance for doubtful accounts	212,340	193,181		529,023
Inventories, at lower of cost or market	88,900	179,055		217,394
Prepaid expenses and other current assets	15,663	15,439		18,172
Total current assets	686,327	682,416		821,962
Property, plant and equipment, at cost less accumulated depreciation and amortization	1,194,373	1,190,723		1,169,960
Deferred charges and other assets	8,265	8,103		543
Total assets	1,888,965	1,881,242		1,992,465	1,784,983
Current liabilities
Current maturities of long-term debt	16,500	14,000		46
Trade accounts payable and accrued liabilities	487,770	433,228		705,487
Income taxes payable	31,942	72,146		15,605
Deferred income taxes	7,789	7,143		12,771
Total current liabilities	544,001	526,517		733,909
Long-term debt	530,295	547,578		1,124
Deferred income taxes	110,376	114,932		129,825
Asset retirement obligations	17,605	17,130		15,401
Deferred credits and other liabilities	18,508	18,749		7,755
Total liabilities	1,220,785	1,224,906		888,014
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares)	468	467
Additional paid in capital (APIC)	550,503	548,293
Net investment by parent				1,104,451
Retained earnings	117,209	107,576
Total stockholders' equity/net investment	668,180	656,336	1,120,946	1,104,451	1,118,947	1,808,150
Total liabilities and stockholders' equity/net investment	1,888,965	1,881,242		1,992,465
Eliminations [Member]
Current assets
Investments in subsidiaries	(1,492,776)	(1,228,837)
Deferred charges and other assets		(87,740)		(190,461)
Total assets	(1,492,776)	(1,316,577)		(190,461)
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares)	(61)	(61)
Additional paid in capital (APIC)	(1,316,516)	(1,316,516)
Net investment by parent				(190,461)
Retained earnings	(176,199)
Total stockholders' equity/net investment	(1,492,776)	(1,316,577)		(190,461)
Total liabilities and stockholders' equity/net investment	(1,492,776)	(1,316,577)		(190,461)
Parent Company [Member]
Current assets
Investments in subsidiaries	1,336,414	1,228,837
Total assets	1,336,414	1,228,837
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares)	468	467
Additional paid in capital (APIC)	1,228,370	1,228,370
Retained earnings	107,576
Total stockholders' equity/net investment	1,336,414	1,228,837
Total liabilities and stockholders' equity/net investment	1,336,414	1,228,837
Issuer [Member]
Current assets
Cash and cash equivalents	368,629	294,741	74,322	57,373	36,887	56,714
Accounts receivable - trade, less allowance for doubtful accounts	210,493	191,904		516,968
Inventories, at lower of cost or market	70,160	157,795		161,806
Prepaid expenses and other current assets	13,447	12,217		4,461
Total current assets	662,729	656,657		740,608
Property, plant and equipment, at cost less accumulated depreciation and amortization	1,192,522	1,189,082		1,084,684
Investments in subsidiaries	156,362
Deferred charges and other assets	7,467	95,604		86,199
Total assets	2,019,080	1,941,343		1,911,491
Current liabilities
Current maturities of long-term debt	16,500	14,000
Inter-company accounts payable	125,069	119,366		(84,410)
Trade accounts payable and accrued liabilities	482,625	429,763		687,622
Income taxes payable	31,629	71,450		15,296
Deferred income taxes	7,789	7,143		12,771
Total current liabilities	663,612	641,722		631,279
Long-term debt	530,295	547,578
Deferred income taxes	122,878	128,451		133,589
Asset retirement obligations	17,605	17,130		15,401
Deferred credits and other liabilities	18,508	18,749		7,755
Total liabilities	1,352,898	1,353,630		788,024
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares)	1	1
Additional paid in capital (APIC)	550,968	548,758
Net investment by parent				1,123,467
Retained earnings	115,213	38,954
Total stockholders' equity/net investment	666,182	587,713		1,123,467
Total liabilities and stockholders' equity/net investment	2,019,080	1,941,343		1,911,491
Guarantor Subsidiaries [Member]
Current liabilities
Inter-company accounts payable	(52,071)	(52,107)		(53,934)
Income taxes payable	8	43		39
Total current liabilities	(52,063)	(52,064)		(53,895)
Total liabilities	(52,063)	(52,064)		(53,895)
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Common Stock, par $0.01, (authorized 200,000,000 shares)	60	60
Additional paid in capital (APIC)	52,004	52,004
Net investment by parent				53,895
Retained earnings	(1)
Total stockholders' equity/net investment	52,063	52,064		53,895
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	795
Accounts receivable - trade, less allowance for doubtful accounts	1,847	1,277		12,055
Inventories, at lower of cost or market	18,740	21,260		55,588
Prepaid expenses and other current assets	2,216	3,222		13,711
Total current assets	23,598	25,759		81,354
Property, plant and equipment, at cost less accumulated depreciation and amortization	1,851	1,641		85,276
Deferred charges and other assets	798	239		104,805
Total assets	26,247	27,639		271,435
Current liabilities
Current maturities of long-term debt				46
Inter-company accounts payable	(72,998)	(67,259)		138,344
Trade accounts payable and accrued liabilities	5,145	3,465		17,865
Income taxes payable	305	653		270
Total current liabilities	(67,548)	(63,141)		156,525
Long-term debt				1,124
Deferred income taxes	(12,502)	(13,519)		(3,764)
Total liabilities	(80,050)	(76,660)		153,885
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)
Additional paid in capital (APIC)	35,677	35,677
Net investment by parent				117,550
Retained earnings	70,620	68,622
Total stockholders' equity/net investment	106,297	104,299		117,550
Total liabilities and stockholders' equity/net investment	$ 26,247	$ 27,639		$ 271,435